REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2025
Regulated Operations [Abstract]
Schedule of Distribution Rate Orders
The following table summarizes the key terms of state base rate orders in effect for the Electric Companies as of December 31, 2025:

Company	Rates Effective For Customers	Allowed Debt/Equity Capital Structure	Allowed ROE
CEI (1)	May 2009	51% / 49%	10.5%
FE PA	January 2025	Settled (2)	Settled (2)
MP	March 2024	Settled (2)	9.8%
JCP&L	June 2024	48.1% / 51.9%	9.6%
OE (1)	January 2009	51% / 49%	10.5%
PE (West Virginia)	March 2024	Settled (2)	9.8%
PE (Maryland)	October 2023	47% / 53%	9.5%
TE (1)	January 2009	51% / 49%	10.5%

(1)
On November 19, 2025, the PUCO issued an order in the Ohio Companies’ base rate case that authorized a capital structure of 48.8% debt and 51.2% equity, and an ROE of 9.63%. New rates reflecting this order were not yet in effect as of December 31, 2025.

(2)	Commission-approved settlement agreements did not disclose allowed debt/equity and/or ROE rates.
The following table summarizes the key terms of FERC rate orders in effect for transmission customer billings for FirstEnergy’s transmission owner entities as of December 31, 2025:

Company	Allowed Debt/Equity Capital Structure	Allowed ROE
ATSI	Actual (13-month average)	9.88	% (1)
JCP&L	Actual (13-month average)	10.2%
MP	Lower of Actual (13-month average) or 56% equity	10.45%
PE	Lower of Actual (13-month average) or 56% equity	10.45%
KATCo (2)	49.3% equity (3)	10.45%

Company	Allowed Debt/Equity Capital Structure	Allowed ROE
MAIT	Lower of Actual (13-month average) or 60% equity	10.3%
TrAIL	Actual (year-end)	12.7% (4) /11.7	% (5)

(1)	Reflects a 0.5% reduction to the 10.38% approved ROE due to the January 2025 Sixth Circuit ruling eliminating the 50 basis point adder associated with RTO membership (see Transmission ROE Incentive ).
(2)	On January 1, 2024, WP transferred certain of its Pennsylvania-based transmission assets to KATCo.
(3)	Capital structure will convert to an actual (13-month average) in January 2027.
(4)	TrAIL the Line and Black Oak Static Var Compensator.
(5)	All other projects.